SCHEDULE OF EQUITY INVESTMENT (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Net loss	$ (1,193)	$ (769)		$ (5,193)	$ (6,522)
Current assets	4,335		$ 5,466	3,404	5,466
Current liabilities	976		779	892	779
Stakeholders deficit	3,940		6,480	4,749	6,480
Plantify Foods Inc [Member]
Revenue		160	455	353
Gross loss		(81)	(73)	(170)
Net loss	(257)	$ (689)	(1,839)	(3,399)
Current assets	124		551	683	551
Noncurrent assets	40		1,766	41	1,766
Current liabilities	1,000		2,187	1,724	2,187
Stakeholders deficit	$ (1,534)		$ (643)	$ (1,698)	$ (643)